Hedging derivatives - Maturity profile (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) £ / €	Dec. 31, 2021 EUR (€) £ / ¥	Dec. 31, 2021 EUR (€) £ / $	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) ¥ / €	Dec. 31, 2021 EUR (€) S/ / $	Dec. 31, 2021 EUR (€) ¥ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) Kč / €	Dec. 31, 2021 EUR (€) € / £	Dec. 31, 2021 EUR (€) € / $	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) kr / €	Dec. 31, 2021 EUR (€) / €	Dec. 31, 2021 EUR (€) SFr / €	Dec. 31, 2021 EUR (€) $ / $	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / $	Dec. 31, 2021 EUR (€) € / S/	Dec. 31, 2021 EUR (€) € / $	Dec. 31, 2021 EUR (€) R$ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) zł / €	Dec. 31, 2020 EUR (€) £ / €	Dec. 31, 2020 EUR (€) £ / ¥	Dec. 31, 2020 EUR (€) £ / $	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) ¥ / €	Dec. 31, 2020 EUR (€) S/ / $	Dec. 31, 2020 EUR (€) ¥ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) Kč / €	Dec. 31, 2020 EUR (€) € / £	Dec. 31, 2020 EUR (€) € / $	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) kr / €	Dec. 31, 2020 EUR (€) / €	Dec. 31, 2020 EUR (€) SFr / €	Dec. 31, 2020 EUR (€) $ / $	Dec. 31, 2020 EUR (€) $ / $	Dec. 31, 2020 EUR (€) R$ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) zł / €	Dec. 31, 2020 EUR (€) $ / $	Dec. 31, 2020 EUR (€) ر.س / €	Dec. 31, 2019 EUR (€) £ / €	Dec. 31, 2019 EUR (€) £ / ¥	Dec. 31, 2019 EUR (€) £ / $	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) ¥ / €	Dec. 31, 2019 EUR (€) ¥ / €	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) Kč / €	Dec. 31, 2019 EUR (€) € / £	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) kr / €	Dec. 31, 2019 EUR (€) / €	Dec. 31, 2019 EUR (€) SFr / €	Dec. 31, 2019 EUR (€) $ / $	Dec. 31, 2019 EUR (€) $ / $	Dec. 31, 2019 EUR (€) R$ / €	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) zł / €	Dec. 31, 2019 EUR (€) ر.س / €	Dec. 31, 2019 EUR (€) د.م. / €
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464	€ 362,464
Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057	25,057
One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694	24,694
Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106	96,106
One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185	156,185
More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422	60,422
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548	202,548
Fair value hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816	5,816
Fair value hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591	14,591
Fair value hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236	43,236
Fair value hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707	90,707
Fair value hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198	48,198
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586	183,586
Fair value hedges | Interest rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854	110,854
Fair value hedges | Interest rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446	28,446
Fair value hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468	5,468
Fair value hedges | Interest rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118	€ 5,118
Fair value hedges | Interest rate risk | Up to one month | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Fair value hedges | Interest rate risk | Up to one month | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)
Fair value hedges | Interest rate risk | Up to one month | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8	€ 8
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055	€ 9,055
Fair value hedges | Interest rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822	€ 6,822
Fair value hedges | Interest rate risk | One to three months | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Fair value hedges | Interest rate risk | One to three months | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Fair value hedges | Interest rate risk | One to three months | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106	€ 106
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627	€ 37,627
Fair value hedges | Interest rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210	€ 32,210
Fair value hedges | Interest rate risk | Three months to one year | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Fair value hedges | Interest rate risk | Three months to one year | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
Fair value hedges | Interest rate risk | Three months to one year | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406	€ 1,406
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119	€ 86,119
Fair value hedges | Interest rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307	€ 51,307
Fair value hedges | Interest rate risk | One year to five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Fair value hedges | Interest rate risk | One year to five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%
Fair value hedges | Interest rate risk | One year to five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707	€ 16,707
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%
Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317	€ 45,317
Fair value hedges | Interest rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397	€ 15,397
Fair value hedges | Interest rate risk | More than five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Fair value hedges | Interest rate risk | More than five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Fair value hedges | Interest rate risk | More than five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219	€ 10,219
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 66,904	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 94,713	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439	€ 117,439
Fair value hedges | Interest rate risk | Interest rate swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	3,943	734	734	734	734	734	734	734	734	734	734	734	734	734	734	734	734	734	734	734	734	734	734
Fair value hedges | Interest rate risk | Interest rate swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	2,138	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532	3,532
Fair value hedges | Interest rate risk | Interest rate swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	4,189	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,807	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382	24,382
Fair value hedges | Interest rate risk | Interest rate swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	42,398	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	33,333	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474	62,474
Fair value hedges | Interest rate risk | Interest rate swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	17,912	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	27,826	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317	26,317
Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	97,321	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	69,740	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791	44,791
Fair value hedges | Interest rate risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	3,716	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	1,021	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674	4,674
Fair value hedges | Interest rate risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	7,527	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	4,662	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318
Fair value hedges | Interest rate risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	25,588	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	11,241	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085	12,085
Fair value hedges | Interest rate risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	56,120	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	49,624	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653	14,653
Fair value hedges | Interest rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	4,370	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	3,192	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061	8,061
Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325	12,325
Fair value hedges | Interest rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16
Fair value hedges | Interest rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		606	606	606	606	606	606	606	606	606	606	606	606	606	606	606	606	606	606	606	606	606	606
Fair value hedges | Interest rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066	6,066
Fair value hedges | Interest rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637	5,637
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698	8,698
Fair value hedges | Interest rate and exchange rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019	2,019
Fair value hedges | Interest rate and exchange rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197	4,197
Fair value hedges | Interest rate and exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate	0																									0																								0		0
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14
Average foreign exchange rate							0	0	0	0	0	0	0	0	0	0	0	0	0													0	0	0	0	0	0	0	0	0	0	0	0					0							0	0	0	0	0	0	0	0	0		0
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432	€ 1,432
Fair value hedges | Interest rate and exchange rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887	€ 887
Average foreign exchange rate	0																									0																								0		1.511
Fair value hedges | Interest rate and exchange rate risk | One to three months | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																		2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289	€ 289
Average foreign exchange rate							0	0	0	1.176	0	0	0	0	0	0	0	0	0													0	0	0	1.113	0	0	0	0	0	0	0	0					0							0	0	0	1.171	0	0	0	0	0		0
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437	€ 437
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate	1.205																									1.141																								0		0
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346
Average foreign exchange rate							0	0	0	0	0	0	14.696	0	0	0	0	0	0													113.370	0	0	0	0	0	0	0	0	0	0.001	0.050					3,437.2							130.470	0	0	0	8.719	0	0	0	0		0
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Fair value hedges | Interest rate and exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933	€ 3,933
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394	€ 394
Average foreign exchange rate	1.159																									1.170																								1.178		0
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599	€ 2,599
Average foreign exchange rate							132.966	1.499	25.506	0	0.891	8.782	0	0	4.815	1.092	0.001	0	0.050													133.840	1.499	25.539	0	0.891	8.782	14.696	0	4.727	1.092	0	0					0							132.461	1.499	25.407	0	8.782	14.696	0	4.727	1.092		0.052
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881	€ 2,881
Fair value hedges | Interest rate and exchange rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738	€ 738
Average foreign exchange rate	1.171																									1.167																								1.160		0
Fair value hedges | Interest rate and exchange rate risk | More than five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949	€ 949
Average foreign exchange rate							126.605	1.529	0	0	0	0	0	9.606	4.927	1.105	0	1.666	0													125.883	1.508	0	0	0	0	0	9.606	0	1.105	0	0					0							125.883	1.508	26.030	0	0	0	9.606	0	1.105		0
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650	€ 1,650
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	418	418	418	418	418	418	418	418	418	418	418	418	418	418	418	418	418	418	418	418	418	418	418	418	418
Fair value hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	7,397	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,704	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552	€ 7,552
Fair value hedges | Interest rate and exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282
Fair value hedges | Interest rate and exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	198	198	198	198	198	198	198	198	198	198	198	198	198	198	198	198	198	198	198	198	198	198	198	198	198	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711	1,711
Fair value hedges | Interest rate and exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	4,437	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607	3,607
Fair value hedges | Interest rate and exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,066	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104	2,104
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	21,238	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	9,037	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006	10,006
Fair value hedges | Exchange rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891	8,891
Fair value hedges | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	333	333	333	333	333	333	333	333	333	333	333	333	333	333	333	333	333	333	333	333	333	333
Fair value hedges | Exchange rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 503	503	503	€ 503	€ 503	€ 503	€ 503	503	503	503	503	503	503	503	503	503	503	503	503	503	503	503	503	503	503	€ 833	833	833	€ 833	€ 833	€ 833	€ 833	€ 833	833	833	833	833	833	833	833	833	833	833	833	833	833	833	€ 833	€ 833	€ 211	211	211	€ 211	€ 211	211	211	211	211	211	211	211	211	211	€ 211	211	211	211	211	211	€ 211	211
Average foreign exchange rate	0			1.187	7.859	0	132.688																			0			1.165	8.108	0	0	0															3,628.14	4.484	0			0	0										747.720						4.160
Fair value hedges | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,712	1,712	1,712	€ 1,712	€ 1,712	€ 1,712	€ 1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	€ 4,264	4,264	4,264	€ 4,264	€ 4,264	€ 4,264	€ 4,264	€ 4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	€ 4,264	€ 4,264	€ 4,090	4,090	4,090	€ 4,090	€ 4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	€ 4,090	4,090	4,090	4,090	4,090	4,090	€ 4,090	4,090
Fair value hedges | Exchange rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,634	1,634	1,634	€ 1,634	€ 1,634	€ 1,634	€ 1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	€ 4,149	4,149	4,149	€ 4,149	€ 4,149	€ 4,149	€ 4,149	€ 4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	€ 4,149	€ 4,149	€ 3,903	3,903	3,903	€ 3,903	€ 3,903	3,903	3,903	3,903	3,903	3,903	3,903	3,903	3,903	3,903	€ 3,903	3,903	3,903	3,903	3,903	3,903	€ 3,903	3,903
Average foreign exchange rate	0.882			1.172	7.717	4.003	130.741																			0.901			1.171	8.102	3.609	124.612	1.609															3,603.595	4.514	0.860			1.120	7.910										747.900						0.042
Fair value hedges | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 11,013	11,013	11,013	€ 11,013	€ 11,013	€ 11,013	€ 11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	€ 3,257	3,257	3,257	€ 3,257	€ 3,257	€ 3,257	€ 3,257	€ 3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	€ 3,257	€ 3,257	€ 5,172	5,172	5,172	€ 5,172	€ 5,172	5,172	5,172	5,172	5,172	5,172	5,172	5,172	5,172	5,172	€ 5,172	5,172	5,172	5,172	5,172	5,172	€ 5,172	5,172
Fair value hedges | Exchange rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 10,350	10,350	10,350	€ 10,350	€ 10,350	€ 10,350	€ 10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	€ 3,008	3,008	3,008	€ 3,008	€ 3,008	€ 3,008	€ 3,008	€ 3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	€ 3,008	€ 3,008	€ 4,777	4,777	4,777	€ 4,777	€ 4,777	4,777	4,777	4,777	4,777	4,777	4,777	4,777	4,777	4,777	€ 4,777	4,777	4,777	4,777	4,777	4,777	€ 4,777	4,777
Average foreign exchange rate	0.865			1.180	7.412	0	0																			0.916			1.178	7.997	0	0	0															0	0	0.870			1.120	8.010										746.700						0
Fair value hedges | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,550	5,550	5,550	€ 5,550	€ 5,550	€ 5,550	€ 5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	€ 0	0	0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 411	411	411	€ 411	€ 411	411	411	411	411	411	411	411	411	411	€ 411	411	411	411	411	411	€ 411	411
Fair value hedges | Exchange rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 586	586	586	€ 586	€ 586	€ 586	€ 586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	€ 0	0	0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	0
Average foreign exchange rate	0.876			0	0	0	0																			0			0	0	0	0	0															0	0	0			0	0										0						0
Fair value hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,365	2,365	2,365	€ 2,365	€ 2,365	€ 2,365	€ 2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	€ 0	0	0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	0
Fair value hedges | Exchange rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	0
Average foreign exchange rate	0			0	0	0	0																			0			0	0	0	0	0															0	0	0			0	0										0						0
Fair value hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 13,909	13,909	13,909	€ 13,909	€ 13,909	€ 13,909	€ 13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	13,909	€ 8,422	8,422	8,422	€ 8,422	€ 8,422	€ 8,422	€ 8,422	€ 8,422	8,422	8,422	8,422	8,422	8,422	8,422	8,422	8,422	8,422	8,422	8,422	8,422	8,422	8,422	€ 8,422	€ 8,422	€ 9,722	9,722	9,722	€ 9,722	€ 9,722	9,722	9,722	9,722	9,722	9,722	9,722	9,722	9,722	9,722	€ 9,722	9,722	9,722	9,722	9,722	9,722	€ 9,722	9,722
Fair value hedges | Exchange rate risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	901	901	901	901	901	901	901	901	901	901	901	901	901	901	901	901	901	901	901	901	901	901	901	901	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329
Fair value hedges | Exchange rate risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090	4,090
Fair value hedges | Exchange rate risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082	5,082
Fair value hedges | Exchange rate risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	586	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	221	221	221	221	221	221	221	221	221	221	221	221	221	221	221	221	221	221	221	221	221	221
Fair value hedges | Exchange rate risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329	7,329
Fair value hedges | Exchange rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964	4,964
Fair value hedges | Exchange rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44																									0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44
Fair value hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	258	258	258	258	258	258	258	258	258	258	258	258	258	258	258	258	258	258	258	258	258	258
Fair value hedges | Credit risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	257	257	257	257	257	257	257	257	257	257	257	257	257	257	257	257	257	257	257	257	257	257
Fair value hedges | Credit risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14
Fair value hedges | Credit risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13
Fair value hedges | Credit risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244
Fair value hedges | Credit risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244
Fair value hedges | Credit risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439	135,439
Cash flow hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506	16,506
Cash flow hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912	5,912
Cash flow hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678	38,678
Cash flow hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119	62,119
Cash flow hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224	12,224
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810	55,810
Cash flow hedges | Interest rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729	7,729
Cash flow hedges | Interest rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861	18,861
Cash flow hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023	13,023
Cash flow hedges | Interest rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | Up to one month | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626	€ 11,626
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179	2,179
Cash flow hedges | Interest rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398	€ 398
Cash flow hedges | Interest rate risk | One to three months | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Cash flow hedges | Interest rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | One to three months | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)
Cash flow hedges | Interest rate risk | One to three months | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | One to three months | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011	13,011
Cash flow hedges | Interest rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253	€ 1,253
Cash flow hedges | Interest rate risk | Three months to one year | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792	€ 1,792
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332	26,332
Cash flow hedges | Interest rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490	€ 5,490
Cash flow hedges | Interest rate risk | One year to five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443	€ 5,443
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265	1,265
Cash flow hedges | Interest rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588	€ 588
Cash flow hedges | Interest rate risk | More than five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Cash flow hedges | Interest rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | More than five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | More than five years | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | More than five years | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 69,471	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	€ 46,547	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492	21,492
Cash flow hedges | Interest rate risk | Interest rate swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	806	806	806	806	806	806	806	806	806	806	806	806	806	806	806	806	806	806	806	806	806	806	806	806	460	460	460	460	460	460	460	460	460	460	460	460	460	460	460	460	460	460	460	460	460	460
Cash flow hedges | Interest rate risk | Interest rate swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	4,626	864	864	864	864	864	864	864	864	864	864	864	864	864	864	864	864	864	864	864	864	864	864
Cash flow hedges | Interest rate risk | Interest rate swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	7,759	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	29,511	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441	7,441
Cash flow hedges | Interest rate risk | Interest rate swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	58,930	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585	12,585
Cash flow hedges | Interest rate risk | Interest rate swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	142	142	142	142	142	142	142	142	142	142	142	142	142	142	142	142	142	142	142	142	142	142
Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	16,846	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	12,123	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164	6,164
Cash flow hedges | Interest rate risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	1,202	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	751	751	751	751	751	751	751	751	751	751	751	751	751	751	751	751	751	751	751	751	751	751	751	751	751	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	1,502	398	398	398	398	398	398	398	398	398	398	398	398	398	398	398	398	398	398	398	398	398	398
Cash flow hedges | Interest rate risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	858	858	858	858	858	858	858	858	858	858	858	858	858	858	858	858	858	858	858	858	858	858	858	858	858	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,550	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253	1,253
Cash flow hedges | Interest rate risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,920	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	7,890	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925	3,925
Cash flow hedges | Interest rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	6,115	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	1,181	588	588	588	588	588	588	588	588	588	588	588	588	588	588	588	588	588	588	588	588	588	588
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,652	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492
Cash flow hedges | Interest rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	7,097	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213	5,213
Cash flow hedges | Interest rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	244	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	311	311	311	311	311	311	311	311	311	311	311	311	311	311	311	311	311	311	311	311	311	311	311	311	311	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279	2,279
Cash flow hedges | Interest rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount																										7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	7,492	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655	21,655
Cash flow hedges | Interest rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304	12,304
Cash flow hedges | Interest rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385
Cash flow hedges | Interest rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196	3,196
Cash flow hedges | Interest rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770	5,770
Cash flow hedges | Interest rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938	38,938
Cash flow hedges | Interest rate and exchange rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960	30,960
Cash flow hedges | Interest rate and exchange rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970	4,970
Cash flow hedges | Interest rate and exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954	€ 954
Average foreign exchange rate	1.277		0																							0		1.465																						1.274		0
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate							0	0	0	0	0			0	0	0				0	0											0	0		0	0				0	0
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | EUR/PEN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | EUR/AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	972	972	972	972	972	972	€ 972	€ 972	972	€ 972	€ 972	972	972	972	€ 972	€ 972	972	972	972	972	972	972	972	972	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate	0		0																							0		0																						0		0
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate							0	0	0	0	0			0	0	0				0	0.624											0	0		0	0				0	0
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | EUR/PEN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | EUR/AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	5,634	5,634	5,634	5,634	5,634	5,634	€ 5,634	€ 5,634	5,634	€ 5,634	€ 5,634	5,634	5,634	5,634	€ 5,634	€ 5,634	5,634	5,634	5,634	5,634	5,634	5,634	5,634	5,634	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221	9,221
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626	€ 7,626
Average foreign exchange rate	1.386		0																							1.354		0																						1.169		1.536
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353	€ 353
Average foreign exchange rate							0	0	0	1.102	0			0	0	0				0.208	0											0	0		1.080	0				0	0
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | EUR/PEN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | EUR/AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	15,687	15,687	15,687	15,687	15,687	15,687	€ 15,687	€ 15,687	15,687	€ 15,687	€ 15,687	15,687	15,687	15,687	€ 15,687	€ 15,687	15,687	15,687	15,687	15,687	15,687	15,687	15,687	15,687	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782	20,782
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089	€ 15,089
Average foreign exchange rate	1.202		1.609																							1.253		1.609																						1.311		1.581
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410	€ 4,410
Average foreign exchange rate							120.568	1.604	26.131	1.113	0.882			0	4.885	0				0	0											120.568	1.625		1.102	0.882				4.810	0
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | EUR/PEN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | EUR/AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%
Cash flow hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	3,037	3,037	3,037	3,037	3,037	3,037	€ 3,037	€ 3,037	3,037	€ 3,037	€ 3,037	3,037	3,037	3,037	€ 3,037	€ 3,037	3,037	3,037	3,037	3,037	3,037	3,037	3,037	3,037	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541	7,541
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291	€ 7,291
Average foreign exchange rate	1.200		1.381																							1.197		1.381																						1.209		1.450
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207
Average foreign exchange rate							0	1.562	0	0	0			10.242	0	1.102				0	0											0	0		0	0				0	1.102
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | EUR/PEN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | EUR/AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	€ 3,604	5,218	5,218	5,218	5,218	5,218	5,218	€ 5,218	€ 5,218	5,218	€ 5,218	€ 5,218	5,218	5,218	5,218	€ 5,218	€ 5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347	7,347
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	816	816	816	816	816	816	816	816	816	816	816	816	816	816	816	816	816	816	816	816	816	816	816	816	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917	1,917
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,505	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,402	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880	2,880
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,099	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	1,019	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550	2,550
Cash flow hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	17,005	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	19,682	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044	27,044
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	875	875	875	875	875	875	875	875	875	875	875	875	875	875	875	875	875	875	875	875	875	875	875	875	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086	1,086
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	336	336	336	336	336	336	336	336	336	336	336	336	336	336	336	336	336	336	336	336	336	336	336	336	336	972	972	972	972	972	972	972	972	972	972	972	972	972	972	972	972	972	972	972	972	972	972	972	972	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308	308
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	5,924	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	4,653	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553	5,553
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	7,660	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	11,164	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106	15,106
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,225	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	2,018	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991	4,991
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	27,343	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	23,483	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803	31,803
Cash flow hedges | Exchange rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322	15,322
Cash flow hedges | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300
Cash flow hedges | Exchange rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,218	€ 3,218	€ 3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	€ 1,602	€ 1,602	€ 1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	€ 1,395	€ 1,395	€ 1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395	1,395
Average foreign exchange rate	1.165	0	1.344																							0	0	1.293																						0	0	1.286
Cash flow hedges | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,348	€ 1,348	€ 1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	€ 2,336	€ 2,336	€ 2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	€ 2,572	€ 2,572	€ 2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572	2,572
Cash flow hedges | Exchange rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,114	€ 1,114	€ 1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	€ 2,244	€ 2,244	€ 2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	€ 2,491	€ 2,491	€ 2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491	2,491
Average foreign exchange rate	0	142.905	1.342																							0	137.977	1.316																						1.144	145.928	1.252
Cash flow hedges | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,195	€ 3,195	€ 3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	€ 4,616	€ 4,616	€ 4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	€ 14,324	€ 14,324	€ 14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324	14,324
Cash flow hedges | Exchange rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,448	€ 2,448	€ 2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	€ 4,317	€ 4,317	€ 4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	€ 4,417	€ 4,417	€ 4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417	4,417
Average foreign exchange rate	1.185	148.856	1.332																							0	135.607	1.323																						1.117	143.086	1.293
Cash flow hedges | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 15,506	€ 15,506	€ 15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	€ 13,071	€ 13,071	€ 13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	€ 11,753	€ 11,753	€ 11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753	11,753
Cash flow hedges | Exchange rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 10,897	€ 10,897	€ 10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	€ 8,328	€ 8,328	€ 8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	€ 7,019	€ 7,019	€ 7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019	7,019
Average foreign exchange rate	1.159	0	1.339																							1.163	132.271	1.304																						1.153	140.815	1.299
Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,856	€ 3,856	€ 3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	€ 1,714	€ 1,714	€ 1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	€ 854	€ 854	€ 854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854
Cash flow hedges | Exchange rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,584	€ 3,584	€ 3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	€ 1,246	€ 1,246	€ 1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average foreign exchange rate	1.174	0	1.388																							1.179	0	0																						0	0	0
Cash flow hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 8,381	€ 8,381	€ 8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	8,381	€ 9,151	€ 9,151	€ 9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	9,151	€ 10,595	€ 10,595	€ 10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595	10,595
Cash flow hedges | Exchange rate risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	2,406	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	1,532	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173	2,173
Cash flow hedges | Exchange rate risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	2,243	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746
Cash flow hedges | Exchange rate risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	1,947	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,040	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404	3,404
Cash flow hedges | Exchange rate risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272	3,272
Cash flow hedges | Exchange rate risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290
Cash flow hedges | Exchange rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290
Cash flow hedges | Exchange rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	15,004	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	13,425	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030	11,030
Cash flow hedges | Exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	1,032	214	214	214	214	214	214	214	214	214	214	214	214	214	214	214	214	214	214	214	214	214	214	214	214	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127
Cash flow hedges | Exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	93	93	93	93	93	93	93	93	93	93	93	93	93	93	93	93	93	93	93	93	93	93	93	93	826	826	826	826	826	826	826	826	826	826	826	826	826	826	826	826	826	826	826	826	826	826
Cash flow hedges | Exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,248	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,576	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630	1,630
Cash flow hedges | Exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,885	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	9,828	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593	7,593
Cash flow hedges | Exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	2,800	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854	854
Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290	9,290
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830	8,830
Cash flow hedges | Inflation risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97
Cash flow hedges | Inflation risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	853	853	853	853	853	853	853	853	853	853	853	853	853	853	853	853	853	853	853	853	853	853
Cash flow hedges | Inflation risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114	2,114
Cash flow hedges | Inflation risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204	3,204
Cash flow hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562
Cash flow hedges | Inflation risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount																										5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218	5,218
Cash flow hedges | Inflation risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230	2,230
Cash flow hedges | Inflation risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Inflation risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		117	117	117	117	117	117	117	117	117	117	117	117	117	117	117	117	117	117	117	117	117	117
Cash flow hedges | Inflation risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205	1,205
Cash flow hedges | Inflation risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		908	908	908	908	908	908	908	908	908	908	908	908	908	908	908	908	908	908	908	908	908	908
Cash flow hedges | Inflation risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,503	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	10,206	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511	6,511
Cash flow hedges | Inflation risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97	97
Cash flow hedges | Inflation risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	736	736	736	736	736	736	736	736	736	736	736	736	736	736	736	736	736	736	736	736	736	736
Cash flow hedges | Inflation risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	597	597	597	597	597	597	597	597	597	597	597	597	597	597	597	597	597	597	597	597	597	597	597	597	597	229	229	229	229	229	229	229	229	229	229	229	229	229	229	229	229	229	229	229	229	229	229	229	229	909	909	909	909	909	909	909	909	909	909	909	909	909	909	909	909	909	909	909	909	909	909
Cash flow hedges | Inflation risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	7,245	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	4,766	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207	2,207
Cash flow hedges | Inflation risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562	2,562
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	56	56	56	56	56	56	56	56	56	56	56	56	56	56	56	56	56	56	56	56	56	56	56	56	56	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58
Cash flow hedges | Equity risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8
Cash flow hedges | Equity risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48
Cash flow hedges | Equity risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477
Hedges of net investment in foreign operations | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																										20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384	23,384
Hedges of net investment in foreign operations | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735
Hedges of net investment in foreign operations | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																										€ 2,229	2,229	2,229	2,229	2,229	2,229	2,229	2,229	2,229	2,229	2,229	2,229	€ 2,229	2,229	2,229	2,229	2,229	2,229	€ 2,229	€ 2,229	€ 2,229	€ 2,229	2,229	2,229	€ 2,592	2,592	2,592	2,592	2,592	2,592	2,592	2,592	2,592	2,592	€ 2,592	2,592	2,592	2,592	2,592	2,592	€ 2,592	€ 2,592	€ 2,592	€ 2,592	2,592	€ 2,592
Average foreign exchange rate																										0.909												23.121						5.270	869.633	0	4.427			0.890										23.490						4.590	822.130	0	4.370		0
Hedges of net investment in foreign operations | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	€ 5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	€ 5,086	5,086	5,086	5,086	5,086	5,086	€ 5,086	€ 5,086	€ 5,086	€ 5,086	5,086	5,086	€ 4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	€ 4,191	4,191	4,191	4,191	4,191	4,191	€ 4,191	€ 4,191	€ 4,191	€ 4,191	4,191	€ 4,191
Hedges of net investment in foreign operations | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																										€ 4,554	4,554	4,554	4,554	4,554	4,554	4,554	4,554	4,554	4,554	4,554	4,554	€ 4,554	4,554	4,554	4,554	4,554	4,554	€ 4,554	€ 4,554	€ 4,554	€ 4,554	4,554	4,554	€ 3,838	3,838	3,838	3,838	3,838	3,838	3,838	3,838	3,838	3,838	€ 3,838	3,838	3,838	3,838	3,838	3,838	€ 3,838	€ 3,838	€ 3,838	€ 3,838	3,838	€ 3,838
Average foreign exchange rate																										0.916												25.456						5.308	861.546	0	4.420			0.910										23.100						4.740	822.320	0	4.380		10.770
Hedges of net investment in foreign operations | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	€ 12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	€ 12,831	12,831	12,831	12,831	12,831	12,831	€ 12,831	€ 12,831	€ 12,831	€ 12,831	12,831	12,831	€ 14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	€ 14,192	14,192	14,192	14,192	14,192	14,192	€ 14,192	€ 14,192	€ 14,192	€ 14,192	14,192	€ 14,192
Hedges of net investment in foreign operations | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																										€ 11,570	11,570	11,570	11,570	11,570	11,570	11,570	11,570	11,570	11,570	11,570	11,570	€ 11,570	11,570	11,570	11,570	11,570	11,570	€ 11,570	€ 11,570	€ 11,570	€ 11,570	11,570	11,570	€ 13,595	13,595	13,595	13,595	13,595	13,595	13,595	13,595	13,595	13,595	€ 13,595	13,595	13,595	13,595	13,595	13,595	€ 13,595	€ 13,595	€ 13,595	€ 13,595	13,595	€ 13,595
Average foreign exchange rate																										0.907												26.788						6.332	864.339	4.471	4.516			0.940										23.270						4.740	811.640	3,828.61	4.390		10.870
Hedges of net investment in foreign operations | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	€ 1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	€ 1,858	1,858	1,858	1,858	1,858	1,858	€ 1,858	€ 1,858	€ 1,858	€ 1,858	1,858	1,858	€ 3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	€ 3,359	3,359	3,359	3,359	3,359	3,359	€ 3,359	€ 3,359	€ 3,359	€ 3,359	3,359	€ 3,359
Hedges of net investment in foreign operations | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																										€ 1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	€ 1,858	1,858	1,858	1,858	1,858	1,858	€ 1,858	€ 1,858	€ 1,858	€ 1,858	1,858	1,858	€ 3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	€ 3,359	3,359	3,359	3,359	3,359	3,359	€ 3,359	€ 3,359	€ 3,359	€ 3,359	3,359	€ 3,359
Average foreign exchange rate																										0												0						0	932.215	0	0			0										0						4.880	824.360	0	0		0
Hedges of net investment in foreign operations | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	€ 0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	€ 0
Hedges of net investment in foreign operations | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																										€ 0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	€ 0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	€ 0
Average foreign exchange rate																										0												0						0	0	0	0			0										0						0	0	0	0		0
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	€ 22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	€ 22,210	22,210	22,210	22,210	22,210	22,210	€ 22,210	€ 22,210	€ 22,210	€ 22,210	22,210	22,210	€ 24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	€ 24,477	24,477	24,477	24,477	24,477	24,477	€ 24,477	€ 24,477	€ 24,477	€ 24,477	24,477	€ 24,477
Hedges of net investment in foreign operations | Exchange rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357
Hedges of net investment in foreign operations | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735
Hedges of net investment in foreign operations | Exchange rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,778	3,778	3,778	€ 3,778	3,778	3,778	3,778	3,778	3,778	3,778	3,778	3,778	€ 3,778	3,778	3,778	3,778	3,778	3,778	3,778	3,778	3,778	€ 3,778	€ 3,778	€ 3,778	€ 3,778
Average foreign exchange rate	0.854			0									25.541									6.663	943.354	0	4.592
Hedges of net investment in foreign operations | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,346	5,346	5,346	€ 5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	€ 5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	€ 5,346	€ 5,346	€ 5,346	€ 5,346	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191
Hedges of net investment in foreign operations | Exchange rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,848	4,848	4,848	€ 4,848	4,848	4,848	4,848	4,848	4,848	4,848	4,848	4,848	€ 4,848	4,848	4,848	4,848	4,848	4,848	4,848	4,848	4,848	€ 4,848	€ 4,848	€ 4,848	€ 4,848
Average foreign exchange rate	0.857			0									25.335									6.758	929.690	0	4.582
Hedges of net investment in foreign operations | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 13,235	13,235	13,235	€ 13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	€ 13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	€ 13,235	€ 13,235	€ 13,235	€ 13,235	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192
Hedges of net investment in foreign operations | Exchange rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 11,815	11,815	11,815	€ 11,815	11,815	11,815	11,815	11,815	11,815	11,815	11,815	11,815	€ 11,815	11,815	11,815	11,815	11,815	11,815	11,815	11,815	11,815	€ 11,815	€ 11,815	€ 11,815	€ 11,815
Average foreign exchange rate	0.855			1.167									25.192									6.841	949.615	4,538.997	4.634
Hedges of net investment in foreign operations | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,916	2,916	2,916	€ 2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	€ 2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	€ 2,916	€ 2,916	€ 2,916	€ 2,916	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359
Hedges of net investment in foreign operations | Exchange rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,916	2,916	2,916	€ 2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	€ 2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	€ 2,916	€ 2,916	€ 2,916	€ 2,916
Average foreign exchange rate	0.875			1.233									0									0	0	0	0
Hedges of net investment in foreign operations | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	€ 0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Hedges of net investment in foreign operations | Exchange rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	€ 0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate	0			0									0									0	0	0	0
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 25,594	25,594	25,594	€ 25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	€ 25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	€ 25,594	€ 25,594	€ 25,594	€ 25,594	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477	24,477
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735	2,735
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191	4,191
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192	14,192
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359	3,359
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0